VIRTUS AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Biotechnology—15.9%
AbbVie, Inc.	71,685	$ 11,621
Amgen, Inc.	14,355	3,471
Argenx SE ADR(1)	2,015	635
Biohaven Pharmaceutical Holding Co. Ltd.(1)	2,600	308
Blueprint Medicines Corp.(1)	6,355	406
Deciphera Pharmaceuticals, Inc.(1)	1	—(2)
Gilead Sciences, Inc.	20,900	1,242
Heron Therapeutics, Inc.(1)	49,410	283
Horizon Therapeutics plc(1)	58,205	6,124
IVERIC bio, Inc.(1)	28,370	477
Moderna, Inc.(1)	4,375	754
Neurocrine Biosciences, Inc.(1)	11,570	1,085
Novavax, Inc.(1)	6,815	502
Protagonist Therapeutics, Inc.(1)	12,190	289
TG Therapeutics, Inc.(1)	20,665	196
Vertex Pharmaceuticals, Inc.(1)	11,035	2,880
		30,273

Healthcare Equipment & Supplies—21.3%
Alcon, Inc.	45,710	3,626
Align Technology, Inc.(1)	5,920	2,581
Axonics, Inc.(1)	26,600	1,665
Boston Scientific Corp.(1)	36,295	1,608
CONMED Corp.	6,380	948
Cooper Cos., Inc. (The)	11,845	4,946
Dexcom, Inc.(1)	4,750	2,430
Envista Holdings Corp.(1)	77,360	3,768
Establishment Labs Holdings, Inc.(1)	17,400	1,173
IDEXX Laboratories, Inc.(1)	6,490	3,550
Intuitive Surgical, Inc.(1)	15,605	4,708
Novocure Ltd.(1)	8,605	713
Quotient Ltd.(1)	486,619	584
Stryker Corp.	15,785	4,220
Tandem Diabetes Care, Inc.(1)	8,445	982
Teleflex, Inc.	9,060	3,215
		40,717

	Shares	Value

Healthcare Providers & Services—21.3%
Cano Health, Inc.(1)	224,625	$ 1,426
Centene Corp.(1)	65,785	5,539
Cigna Corp.	16,565	3,969
CVS Health Corp.	51,440	5,206
Humana, Inc.	11,800	5,135
McKesson Corp.	14,995	4,590
Oak Street Health, Inc.(1)	24,605	661
Owens & Minor, Inc.	43,355	1,909
Privia Health Group, Inc.(1)	41,670	1,114
Tenet Healthcare Corp.(1)	64,490	5,544
UnitedHealth Group, Inc.	10,936	5,577
		40,670

Life Sciences Tools & Services—2.3%
Avantor, Inc.(1)	132,050	4,466
Personal Products—0.8%
Beauty Health Co. (The)(1)	92,205	1,557
Pharmaceuticals—37.4%
Alpha Teknova, Inc.(1)	51,902	717
AstraZeneca plc Sponsored ADR	188,905	12,532
Bristol-Myers Squibb Co.	80,925	5,910
Catalent, Inc.(1)	38,455	4,265
Eli Lilly & Co.	32,915	9,426
Merck & Co., Inc.	21,505	1,764
Novartis AG Sponsored ADR	75,368	6,613
Novo Nordisk A.S. Sponsored ADR	29,675	3,295
Pfizer, Inc.	206,719	10,702
Roche Holding AG Sponsored ADR	224,825	11,109
Zoetis, Inc. Class A	27,255	5,140
		71,473

Total Common Stocks (Identified Cost $168,225)		189,156

Total Long-Term Investments—99.0% (Identified Cost $168,225)		189,156

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	3,113,150	$ 3,113
Total Short-Term Investment (Identified Cost $3,113)		3,113

TOTAL INVESTMENTS—100.6% (Identified Cost $171,338)		$192,269
Other assets and liabilities, net—(0.6)%		(1,228)
NET ASSETS—100.0%		$191,041

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	76%
Switzerland	11
United Kingdom	6
Ireland	3
Denmark	2
Virgin Islands (British)	1
Jersey	1
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Schedule of Investments

VIRTUS AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$189,156	$189,156
Money Market Mutual Fund	3,113	3,113
Total Investments	$192,269	$192,269
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI HEALTH SCIENCES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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